STATUTORY RESERVE AND RESTRICTED NET ASSETS	6 Months Ended
Jun. 30, 2025
Statutory Reserve And Restricted Net Assets
STATUTORY RESERVE AND RESTRICTED NET ASSETS

19. STATUTORY RESERVE AND RESTRICTED NET ASSETS

As stipulated by the relevant laws and regulations in the PRC, company established in the PRC (the “PRC subsidiary”) is required to maintain a statutory reserve made out of profit for the year based on the PRC subsidiary’ statutory financial statements which are prepared in accordance with the accounting principles generally accepted in the PRC. The amount and allocation basis are decided by the director of the PRC subsidiary annually and is not to be less than 10% of the profit for the year of the PRC subsidiary. The aggregate amount allocated to the reserves will be limited to 50% of registered capital for certain subsidiaries. Statutory reserve can be used for expanding the capital base of the PRC subsidiary by means of capitalization issue. In addition, as a result of the relevant PRC laws and regulations which impose restriction on distribution or transfer of assets out of the PRC, the Company had PRC statutory reserve of $708,470 and $708,470 as of June 30, 2025 and December 31, 2024, respectively.

The Company also complies with PRC safety production regulations on battery industry to set aside reserve of $0 and $609,865 as of June 30, 2025 and December 31, 2024, which are under restriction for distribution and included in the balance of accumulated deficit in the equity table.